Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2022 $ / shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 98,762		$ 86,767
Issued in connection with share-based compensation plans	848		2,345
Purchased for cancellation	(5,426)
Balance at end of period	108,175		98,762
Purchases	(5,701)		(4,743)
Sales	$ 5,474		$ 4,763
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,425,187		1,423,861
Issued in connection with share-based compensation plans | shares	1,270		1,326
Purchased for cancellation | shares	(40,866)
Balance at end of period | shares	1,385,591		1,425,187
Balance at beginning of period	$ 17,728		$ 17,628
Issued in connection with share-based compensation plans	99		100
Purchased for cancellation	(509)
Balance at end of period	$ 17,318		$ 17,728
Balance at end of period | $ / shares	$ 4.96		$ 4.32
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(662)		(1,388)
Balance at end of period | shares	(2,680)		(662)
Balance at beginning of period	$ (73)		$ (129)
Balance at end of period	$ (334)		$ (73)
Purchases | shares	(48,437)		(37,603)
Sales | shares	46,419		38,329
Purchases	$ (5,183)		$ (4,060)
Sales	$ 4,922		$ 4,116
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,424,525
Balance at end of period | shares	1,382,911		1,424,525
Balance at beginning of period	$ 17,655
Balance at end of period	$ 16,984		$ 17,655
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	112,015
Balance at end of period | shares	106,765		112,015
Balance at beginning of period	$ 6,723		$ 5,948
Issued in connection with share-based compensation plans	750		2,250
Balance at end of period	$ 7,323		$ 6,723
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(164)		(2)
Balance at end of period | shares	(12)		(164)
Balance at beginning of period	$ (39)		$ (3)
Balance at end of period	$ (5)		$ (39)
Purchases | shares	(2,811)		(6,306)
Sales | shares	2,963		6,144
Purchases	$ (518)		$ (683)
Sales	552		647
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	6,684
Balance at end of period	$ 7,318		$ 6,684
Balance at end of period | shares	106,753		111,851
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares			6,000
Balance at beginning of period	$ 150
Balance at end of period			$ 150
Dividends declared per share | $ / shares	$ 0.33		$ 1.31
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.93		$ 0.93
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.91		$ 0.91
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	24,000
Balance at end of period | shares	24,000		24,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600		$ 600
Dividends declared per share | $ / shares	$ 0.8		$ 0.8
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 0.75		$ 0.75
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	14,000
Balance at end of period | shares	14,000		14,000
Balance at beginning of period	$ 350
Balance at end of period	$ 350		$ 350
Dividends declared per share | $ / shares	$ 1.2		$ 1.2
Series BT non-cumulative five year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	750
Balance at end of period	$ 750
Dividends declared per share | $ / shares	$ 4.2
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	15
Balance at end of period | shares	15		15
Balance at beginning of period	$ 23
Balance at end of period	$ 23		$ 23
Dividends declared per share | $ / shares		$ 67.5		$ 67.5
Series 1 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,750
Balance at end of period | shares	1,750		1,750
Balance at beginning of period	$ 1,750
Balance at end of period	$ 1,750		$ 1,750
dividends declared per share	4.50%	4.50%	4.50%	4.50%
Series 2 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,250
Balance at end of period | shares	1,250		1,250
Balance at beginning of period	$ 1,250
Balance at end of period	$ 1,250		$ 1,250
dividends declared per share	4.00%	4.00%	4.00%	4.00%
Series 3 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,000
Balance at end of period | shares	1,000		1,000
Balance at beginning of period	$ 1,000
Balance at end of period	$ 1,000		$ 1,000
dividends declared per share	3.65%	3.65%	3.65%	3.65%